Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]
Revenue, net of royalties
Petroleum and natural gas sales	$ 1,684,648	$ 1,874,046
Royalties	(203,833)	(261,205)
Revenue, net of royalties	1,480,815	1,612,841
Expenses
Operating	334,317	336,069
Transportation	83,697	84,211
Blending and other	234,990	263,943
General and administrative	67,903	58,363
Transaction costs	0	1,539
Exploration and evaluation	5,534	779
Depletion and depreciation	484,932	483,314
Impairment	148,000	0
Share-based compensation	24,041	11,871
Financing and interest	322,017	244,951
Financial derivatives loss (gain)	17,071	(2,101)
Foreign exchange (gain) loss	(94,019)	155,895
Gain on dispositions	(2,528)	(4,134)
Other expense (income)	7,970	(5,141)
Total expenses	1,633,925	1,629,559
Net loss before income taxes from continuing operations	(153,110)	(16,718)
Income taxes
Current income tax expense	9,721	17,821
Deferred income tax (recovery) expense - operations	114,014	62,914
Net loss from continuing operations	(276,845)	(97,453)
Net (loss) income from discontinued operations	(326,934)	334,050
Net (loss) income	(603,779)	236,597
Other comprehensive (loss) income
Foreign currency translation adjustment	(213,231)	402,344
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(866,674)	0
Comprehensive (loss) income	$ (1,683,684)	$ 638,941
Net (loss) income per common share
Basic earnings (loss) per share from continuing operations (in cad per share)	$ (0.36)	$ (0.12)
Basic earnings (loss) per share from discontinued operations (in cad per share)	(0.43)	0.41
Basic (in cad per share)	(0.78)	0.29
Diluted earnings (loss) per share from continuing operations (in cad per share)	(0.36)	(0.12)
Diluted earnings (loss) per share from discontinued operations (in cad per share)	(0.43)	0.41
Diluted (in cad per share)	$ (0.78)	$ 0.29
Weighted average common shares
Basic (in shares)	769,180	803,435
Diluted (in shares)	769,180	807,711

[1]	Comparative period has been revised to reflect current period presentation